Investment Portfolioas of January 31, 2025 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 21.9%
Communication Services 1.9%
Entertainment 0.2%
Netflix, Inc.*	1,000	976,760
Interactive Media & Services 1.7%
Alphabet, Inc. "A"	20,300	4,141,606
Alphabet, Inc. "C"	19,500	4,009,200
Meta Platforms, Inc. "A"	3,200	2,205,376
		10,356,182
Consumer Discretionary 2.5%
Automobiles 0.2%
Ferrari NV	157	67,527
Suzuki Motor Corp.	97,400	1,173,818
		1,241,345
Broadline Retail 0.9%
Amazon.com, Inc.*	13,800	3,279,984
Prosus NV	54,203	2,071,113
		5,351,097
Household Durables 0.2%
PulteGroup, Inc.	8,500	967,130
Leisure Products 0.2%
Bandai Namco Holdings, Inc.	50,000	1,239,948
Specialty Retail 0.6%
Burlington Stores, Inc.*	600	170,358
Ross Stores, Inc.	24,000	3,613,440
		3,783,798
Textiles, Apparel & Luxury Goods 0.4%
Hermes International SCA	842	2,364,640
Consumer Staples 1.2%
Consumer Staples Distribution & Retail 0.4%
Aeon Co. Ltd.	18,100	438,266
Costco Wholesale Corp.	800	783,904
Loblaw Companies Ltd.	3,400	425,728
Sysco Corp.	8,200	597,944
		2,245,842
Food Products 0.3%
Tyson Foods, Inc. "A"	30,100	1,700,349
Household Products 0.1%
Essity AB "B"	25,671	649,281

Tobacco 0.4%
Altria Group, Inc.	48,300	2,522,709
Energy 0.9%
Energy Equipment & Services 0.4%
Baker Hughes Co.	55,200	2,549,136
Oil, Gas & Consumable Fuels 0.5%
Targa Resources Corp.	13,100	2,578,080
Financials 3.8%
Banks 0.8%
Bank Hapoalim BM	20,373	261,246
DBS Group Holdings Ltd.	13,600	445,735
DNB Bank ASA	7,429	157,914
Erste Group Bank AG	1,146	70,312
HSBC Holdings PLC	138,059	1,442,130
ICICI Bank Ltd. (ADR)	46,400	1,330,288
UniCredit SpA	16,705	767,312
		4,474,937
Capital Markets 0.9%
3i Group PLC	41,666	2,009,054
Ameriprise Financial, Inc.	1,200	652,032
T. Rowe Price Group, Inc.	20,800	2,431,936
UBS Group AG (Registered)	3,774	133,239
		5,226,261
Consumer Finance 0.9%
American Express Co.	3,700	1,174,565
Discover Financial Services	7,700	1,548,393
Synchrony Financial	36,900	2,545,362
		5,268,320
Insurance 1.2%
Allstate Corp.	6,400	1,230,912
Progressive Corp.	23,000	5,668,120
Swiss Re AG	1,364	208,460
		7,107,492
Health Care 2.1%
Biotechnology 0.2%
Argenx SE*	408	269,648
CSL Ltd.	6,375	1,107,338
		1,376,986
Health Care Equipment & Supplies 0.0%
Olympus Corp.	11,400	173,378
Pharmaceuticals 1.9%
Eli Lilly & Co.	1,500	1,216,620
Novartis AG (Registered)	22,034	2,308,249
Novo Nordisk A/S "B"	7,963	674,024
Pfizer, Inc.	251,000	6,656,520
		10,855,413

Industrials 2.3%
Aerospace & Defense 1.9%
Northrop Grumman Corp.	14,000	6,821,780
Rheinmetall AG	3,750	2,935,857
Rolls-Royce Holdings PLC*	88,590	661,608
Safran SA	4,032	999,468
		11,418,713
Building Products 0.2%
Trane Technologies PLC	3,500	1,269,625
Commercial Services & Supplies 0.2%
Brambles Ltd.	67,109	824,987
Professional Services 0.0%
Recruit Holdings Co., Ltd.	3,100	219,474
Information Technology 5.4%
Communications Equipment 0.4%
Arista Networks, Inc.*	21,200	2,442,876
Telefonaktiebolaget LM Ericsson "B"	29,913	225,816
		2,668,692
Electronic Equipment, Instruments & Components 1.1%
Amphenol Corp. "A"	59,400	4,204,332
Hon Hai Precision Industry Co. Ltd. (GDR) REG S	213,483	2,262,844
		6,467,176
IT Services 0.3%
Infosys Ltd. (ADR) (a)	75,400	1,655,030
Semiconductors & Semiconductor Equipment 2.6%
Broadcom, Inc.	21,340	4,721,902
NVIDIA Corp.	29,300	3,518,051
QUALCOMM, Inc.	22,200	3,839,046
Tokyo Electron Ltd.	18,800	3,146,985
		15,225,984
Software 1.0%
Adobe, Inc.*	3,900	1,706,055
Autodesk, Inc.*	3,300	1,027,422
Microsoft Corp.	7,700	3,195,962
		5,929,439
Materials 0.8%
Chemicals 0.0%
Novonesis (Novozymes) B	1,113	63,772
Containers & Packaging 0.2%
Avery Dennison Corp.	6,700	1,244,391
Metals & Mining 0.6%
Agnico Eagle Mines Ltd.	11,000	1,022,383
Barrick Gold Corp.	129,600	2,118,757
		3,141,140

Real Estate 0.4%
Real Estate Management & Development 0.0%
CBRE Group, Inc. "A"*	1,100	159,214
Specialized REITs 0.4%
SBA Communications Corp.	11,800	2,331,208
Utilities 0.6%
Electric Utilities 0.6%
Constellation Energy Corp.	4,100	1,229,918
Iberdrola SA	50,072	706,386
NRG Energy, Inc.	14,000	1,434,160
		3,370,464
Total Common Stocks (Cost $118,662,141)		128,998,393

Preferred Stocks 2.7%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,377,000
Financials 1.9%
AGNC Investment Corp., Series C (REIT), 9.675%	64,439	1,650,927
Charles Schwab Corp., Series D, 5.95%	75,000	1,896,000
Fifth Third Bancorp., Series I, 8.296%	75,000	1,942,500
KeyCorp., Series E, 6.125%	75,000	1,860,000
Morgan Stanley, Series K, 5.85%	75,000	1,827,750
Wells Fargo & Co., Series A, 5.625%	75,000	1,823,250
		11,000,427
Real Estate 0.4%
Kimco Realty Corp., Series L (REIT), 5.125%	75,000	1,569,000
Prologis, Inc., Series Q (REIT), 8.54%	236	13,420
Simon Property Group, Inc., Series A (REIT), 8.375%	17,000	1,011,158
		2,593,578
Total Preferred Stocks (Cost $17,760,928)		15,971,005

Rights 0.0%
Health Care
Contra Abiomed, Inc.,* (b) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,209)	506	3,573

	Principal Amount ($) (c)	Value ($)

Corporate Bonds 32.1%
Communication Services 1.4%
AT&T, Inc., 3.55%, 9/15/2055	570,000	382,576
CCO Holdings LLC, 144A, 5.125%, 5/1/2027 (a)	990,000	971,715
Charter Communications Operating LLC, 6.1%, 6/1/2029	720,000	736,400
Comcast Corp., 5.5%, 5/15/2064	400,000	368,246

Paramount Global:
4.2%, 6/1/2029	1,500,000	1,425,090
4.6%, 1/15/2045	320,000	239,823
4.95%, 1/15/2031	850,000	805,181
T-Mobile U.S.A., Inc.:
4.375%, 4/15/2040	335,000	291,080
4.7%, 1/15/2035	1,088,000	1,029,590
6.0%, 6/15/2054	460,000	465,757
Warnermedia Holdings, Inc.:
4.279%, 3/15/2032	1,300,000	1,147,908
5.141%, 3/15/2052	575,000	428,883
		8,292,249
Consumer Discretionary 0.9%
Ford Motor Credit Co. LLC:
4.125%, 8/17/2027	635,000	615,720
6.798%, 11/7/2028	350,000	363,438
General Motors Financial Co., Inc.:
5.35%, 1/7/2030	1,750,000	1,748,595
5.45%, 9/6/2034	587,000	567,606
Lowe's Companies, Inc., 5.625%, 4/15/2053	300,000	288,372
Melco Resorts Finance Ltd., 144A, 4.875%, 6/6/2025 (a)	1,745,000	1,738,713
		5,322,444
Consumer Staples 0.7%
Imperial Brands Finance PLC, 144A, 5.875%, 7/1/2034	1,155,000	1,152,116
JBS USA Holding Lux SARL, 6.75%, 3/15/2034	1,087,000	1,157,196
JBS USA LUX SARL, 144A, 5.95%, 4/20/2035	725,000	734,664
The J M Smucker Co., 6.5%, 11/15/2053 (a)	270,000	288,025
Viterra Finance BV, 144A, 5.25%, 4/21/2032	700,000	684,240
		4,016,241
Energy 5.8%
BP Capital Markets PLC, 6.125%, Perpetual	3,270,000	3,224,302
Cheniere Energy Partners LP, 4.0%, 3/1/2031	1,250,000	1,157,115
Cheniere Energy, Inc.:
4.625%, 10/15/2028	1,765,000	1,729,881
5.65%, 4/15/2034	560,000	559,818
Columbia Pipelines Holding Co. LLC, 144A, 5.681%, 1/15/2034	550,000	543,790
Columbia Pipelines Operating Co. LLC, 144A, 5.927%, 8/15/2030	430,000	443,687
Coterra Energy, Inc., 5.9%, 2/15/2055	645,000	608,685
DT Midstream, Inc., 144A, 5.8%, 12/15/2034	437,000	436,307
Ecopetrol SA, 7.75%, 2/1/2032	1,700,000	1,670,442
Energy Transfer LP:
Series F, 6.75%, Perpetual	1,700,000	1,694,176
7.125%, 10/1/2054 (a)	1,150,000	1,178,365
144A, 7.375%, 2/1/2031	500,000	523,925
8.0%, 5/15/2054	2,400,000	2,532,974
EnLink Midstream LLC, 144A, 6.5%, 9/1/2030	1,550,000	1,630,751
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/2077	2,400,000	2,354,535
EQT Corp., 5.75%, 2/1/2034	1,955,000	1,955,892
Expand Energy Corp.:
5.375%, 2/1/2029	1,080,000	1,067,054
5.7%, 1/15/2035	970,000	956,587
HF Sinclair Corp., 5.75%, 1/15/2031	837,000	837,825
NuStar Logistics LP, 6.375%, 10/1/2030	3,045,000	3,101,063
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	1,944,846

Saudi Arabian Oil Co.:
144A, 5.75%, 7/17/2054	573,000	535,755
144A, 5.875%, 7/17/2064	728,000	677,091
South Bow USA Infrastructure Holdings LLC, 144A, 5.026%, 10/1/2029	635,000	624,795
Targa Resources Partners LP, 5.0%, 1/15/2028	1,000,000	995,967
Western Midstream Operating LP, 5.45%, 11/15/2034	935,000	908,295
Williams Companies, Inc., 5.65%, 3/15/2033	520,000	524,954
		34,418,877
Financials 13.8%
AerCap Ireland Capital DAC, 6.95%, 3/10/2055	3,250,000	3,331,703
Aircastle Ltd.:
Series A, 144A, 5.25%, Perpetual	690,000	680,629
144A, 5.75%, 10/1/2031	593,000	597,841
144A, 6.5%, 7/18/2028	530,000	549,764
Ally Financial, Inc., Series B, 4.7%, Perpetual	2,150,000	2,061,506
Antares Holdings LP, 144A, 6.35%, 10/23/2029	1,186,000	1,180,109
Ares Capital Corp., 5.95%, 7/15/2029	490,000	496,677
Banco Santander SA, 5.538%, 3/14/2030	1,200,000	1,210,127
Bank of America Corp., Series RR, 4.375%, Perpetual	4,000,000	3,880,933
Bank of New York Mellon Corp., Series I, 3.75%, Perpetual	2,051,000	1,958,154
Bank of Nova Scotia, 4.9%, Perpetual	2,955,000	2,945,792
Barclays PLC, 5.69%, 3/12/2030	590,000	599,369
Beacon Funding Trust, 144A, 6.266%, 8/15/2054	770,000	748,775
Blackstone Private Credit Fund:
144A, 4.95%, 9/26/2027	1,224,000	1,208,748
144A, 5.25%, 4/1/2030 (a)	1,800,000	1,755,341
144A, 5.6%, 11/22/2029	1,100,000	1,087,405
144A, 6.0%, 11/22/2034	850,000	826,690
BNP Paribas SA:
144A, 5.906%, 11/19/2035	1,600,000	1,571,876
144A, 8.5%, Perpetual (a)	1,020,000	1,072,312
Canadian Imperial Bank of Commerce, 6.95%, 1/28/2085	2,000,000	1,997,585
Capital One Financial Corp., Series M, 3.95%, Perpetual	1,520,000	1,466,152
Charles Schwab Corp.:
Series I, 4.0%, Perpetual	1,000,000	975,886
Series F, 5.0%, Perpetual	2,650,000	2,552,342
Citigroup, Inc.:
5.592%, 11/19/2034	3,175,000	3,158,074
6.02%, 1/24/2036	1,648,000	1,654,506
Series EE, 6.75%, Perpetual	1,650,000	1,661,634
Series CC, 7.125%, Perpetual	1,050,000	1,077,486
Corebridge Financial, Inc., 5.75%, 1/15/2034	700,000	712,033
HSBC Holdings PLC, 5.874%, 11/18/2035	1,320,000	1,300,946
JPMorgan Chase & Co.:
Series OO, 6.5%, Perpetual (d)	2,523,000	2,550,978
6.875%, Perpetual (a)	2,000,000	2,087,736
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	177,963
Morgan Stanley:
5.32%, 7/19/2035	725,000	716,353
5.466%, 1/18/2035	800,000	798,238
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	596,377
Nordea Bank Abp, 144A, 6.3%, Perpetual	1,700,000	1,635,393
Nuveen Churchill Direct Lending Corp., 6.65%, 3/15/2030	225,000	229,057
PNC Financial Services Group, Inc., Series W, 6.25%, Perpetual	1,385,000	1,391,162
Royal Bank of Canada, 6.35%, 11/24/2084	3,500,000	3,347,363

Societe Generale SA:
144A, 5.375%, Perpetual	1,650,000	1,451,150
144A, 6.221%, 6/15/2033 (a)	1,275,000	1,287,266
144A, 8.125%, Perpetual	1,250,000	1,246,167
State Street Corp.:
6.45%, Perpetual (d)	1,491,000	1,491,746
Series J, 6.7%, Perpetual	2,400,000	2,448,482
Sumitomo Mitsui Financial Group, Inc., 6.6%, Perpetual	350,000	353,504
Synchrony Bank:
5.4%, 8/22/2025	420,000	420,995
5.625%, 8/23/2027 (a)	250,000	252,022
The Goldman Sachs Group, Inc.:
Series T, 3.8%, Perpetual (a)	1,050,000	1,019,434
5.33%, 7/23/2035	1,062,000	1,044,882
5.727%, 4/25/2030	1,000,000	1,021,802
Series Y, 6.125%, Perpetual	2,285,000	2,231,898
6.85%, Perpetual	1,500,000	1,513,709
Series W, 7.5%, Perpetual	1,200,000	1,265,965
Truist Financial Corp., Series N, 6.669% (e), Perpetual	2,000,000	1,989,739
U.S. Bancorp, 5.678%, 1/23/2035	1,010,000	1,019,907
UBS Group AG, 144A, 4.375%, Perpetual	743,000	648,934
Wells Fargo & Co., 6.85%, Perpetual	2,400,000	2,464,426
		81,023,043
Health Care 0.5%
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	830,000	766,427
CVS Health Corp.:
5.05%, 3/25/2048	1,000,000	835,839
6.75%, 12/10/2054	1,120,000	1,107,331
HCA, Inc., 6.0%, 4/1/2054	320,000	308,848
		3,018,445
Industrials 3.1%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	258,333	258,186
AS Mileage Plan IP Ltd., 144A, 5.308%, 10/20/2031	1,163,000	1,143,007
BNSF Funding Trust I, 6.613%, 12/15/2055	1,500,000	1,503,435
Boeing Co.:
6.259%, 5/1/2027	770,000	789,884
6.858%, 5/1/2054	1,200,000	1,287,646
Delta Air Lines, Inc.:
3.75%, 10/28/2029	865,000	813,043
144A, 7.0%, 5/1/2025	2,300,000	2,309,309
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	139,905
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,550,000	1,563,673
RTX Corp., 6.1%, 3/15/2034	735,000	774,230
Stanley Black & Decker, Inc., 4.0%, 3/15/2060	2,500,000	2,498,715
United Airlines Pass-Through Trust, “A”, Series 2023-1, 5.8%, 7/15/2037	1,337,440	1,354,715
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	630,090
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032 (a)	3,120,000	3,190,134
		18,255,972
Information Technology 0.7%
AppLovin Corp., 5.95%, 12/1/2054	667,000	654,866
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	288,572
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	597,000	589,978

Oracle Corp.:
4.7%, 9/27/2034		1,000,000	943,671
5.375%, 9/27/2054		400,000	365,597
5.5%, 9/27/2064		400,000	361,843
6.0%, 8/3/2055 (d)		1,035,000	1,031,706
			4,236,233
Materials 1.2%
Celanese U.S. Holdings LLC:
6.415%, 7/15/2027		550,000	560,403
6.6%, 11/15/2028 (a)		270,000	277,799
Chemours Co., 5.375%, 5/15/2027 (a)		2,855,000	2,797,444
Corp. Nacional del Cobre de Chile:
144A, 5.95%, 1/8/2034		620,000	617,356
144A, 6.78%, 1/13/2055		416,000	425,568
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,509,232
Olin Corp., 5.0%, 2/1/2030		1,050,000	990,009
			7,177,811
Real Estate 0.1%
Kimco Realty OP LLC, 6.4%, 3/1/2034		360,000	383,035
Utilities 3.9%
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,276,044
Dominion Energy, Inc., 6.625%, 5/15/2055		2,000,000	2,019,692
Duke Energy Corp.:
3.25%, 1/15/2082		1,350,000	1,274,761
6.45%, 9/1/2054		1,195,000	1,198,670
Electricite de France SA, 144A, 6.375%, 1/13/2055		970,000	966,004
Entergy Arkansas LLC, 5.75%, 6/1/2054		810,000	799,880
Eversource Energy, 5.5%, 1/1/2034		1,210,000	1,202,905
Nevada Power Co., 6.0%, 3/15/2054		510,000	519,958
NextEra Energy Capital Holdings, Inc., 6.75%, 6/15/2054		537,000	549,324
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,370,000	1,274,930
Pacific Gas and Electric Co.:
3.3%, 8/1/2040		370,000	263,427
3.95%, 12/1/2047		500,000	356,733
5.9%, 10/1/2054		286,000	266,046
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,558,661
PG&E Corp., 7.375%, 3/15/2055		525,000	510,090
RWE Finance U.S. LLC, 144A, 5.875%, 4/16/2034		1,600,000	1,601,726
Sempra, 4.125%, 4/1/2052		2,680,000	2,540,213
Sierra Pacific Power Co., 5.9%, 3/15/2054		290,000	290,086
Southern Co., Series 21-A, 3.75%, 9/15/2051		1,241,000	1,204,951
Southwestern Public Service Co., 6.0%, 6/1/2054		1,210,000	1,212,388
Vistra Operations Co. LLC, 144A, 5.7%, 12/30/2034		1,111,000	1,097,017
			22,983,506
Total Corporate Bonds (Cost $190,914,792)			189,127,856

Asset-Backed 8.0%
Automobile Receivables 1.3%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032		224,960	225,457
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032		224,960	225,195
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2022-5A, 144A, 6.24%, 4/20/2027		1,500,000	1,508,522

Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 5.651% (e), 12/26/2031	170,471	170,947
CPS Auto Receivables Trust, “C”, Series 2023-C, 144A, 6.27%, 10/15/2029	400,000	405,776
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	1,500,000	1,527,242
Hertz Vehicle Financing III LLC, “C”, Series 2023-1A, 144A, 6.91%, 6/25/2027	1,720,000	1,739,592
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	451,016	453,748
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	363,548	368,547
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	400,000	406,884
Securitized Term Auto Receivables Trust, “C”, Series 2025-A, 144A, 5.185%, 7/25/2031	450,000	450,386
		7,482,296
Credit Card Receivables 0.7%
Brex Commercial Charge Card Master Trust, “A1”, Series 2024-1, 144A, 6.05%, 7/15/2027	400,000	404,541
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	400,000	401,098
Evergreen Credit Card Trust, “C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029	250,000	250,531
Mercury Financial Credit Card Master Trust:
“A”, Series 2024-2A, 144A, 6.56%, 7/20/2029	800,000	810,764
“A”, Series 2023-1A, 144A, 8.04%, 9/20/2027	1,000,000	1,001,186
Mission Lane Credit Card Master Trust, “A”, Series 2024-B, 144A, 5.88%, 1/15/2030	1,000,000	1,000,771
		3,868,891
Miscellaneous 6.0%
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 6.197% (e), 7/24/2037	2,200,000	2,218,284
Apidos CLO LI Ltd., “C”, Series 2024-51A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.047% (e), 1/20/2038	650,000	650,347
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.946% (e), 1/22/2038	1,000,000	1,004,589
Apidos CLO XXIV Ltd., “A1AL”, Series 2016-24A, 144A, 3 mo. USD Term SOFR + 1.212%, 5.505% (e), 10/20/2030	1,241,293	1,243,115
ARES LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	900,000	806,989
ARES XLI CLO Ltd., “BR”, Series 2016-41A, 144A, 3 mo. USD Term SOFR + 1.712%, 6.014% (e), 4/15/2034	2,000,000	2,004,508
Benefit Street Partners CLO XIV Ltd., “BR”, Series 2018-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.043% (e), 10/20/2037	500,000	503,977
BlueMountain CLO XXXIV Ltd., “B1”, Series 2022-34A, 144A, 3 mo. USD Term SOFR + 2.05%, 6.34% (e), 4/20/2035	750,000	752,344
Carlyle Global Market Strategies CLO Ltd., “BR4”, Series 2012-4A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.04% (e), 4/22/2032	1,000,000	1,001,707
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,949,861	2,762,332
CIFC Funding Ltd., “DR”, Series 2020-4A, 144A, 3 mo. USD Term SOFR + 2.8%, 7.225% (e), 1/15/2040	731,000	745,737
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	600,000	604,312
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	1,250,000	1,195,809
Elmwood CLO 37 Ltd., “D1”, Series 2024-13A, 144A, 3 mo. USD Term SOFR + 2.6%, 6.892% (e), 1/17/2038	250,000	250,141
Frontier Issuer LLC, “A2”, Series 2023-1, 144A, 6.6%, 8/20/2053	500,000	509,369
HINNT LLC, “B”, Series 2024-A, 144A, 5.84%, 3/15/2043	289,762	292,356
Jersey Mike's Funding LLC, “A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	600,000	597,295
Madison Park Funding XXXVIII Ltd., “C”, Series 2021-38A, 144A, 3 mo. USD Term SOFR + 2.162%, 6.464% (e), 7/17/2034	950,000	951,185
Magnetite XXVI Ltd., “CR2”, Series 2020-26A, 144A, 3 mo. USD Term SOFR + 1.75%, 6.054% (e), 1/25/2038 (d)	1,250,000	1,250,000
Morgan Stanley Eaton Vance CLO Ltd., “A”, Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.422%, 5.712% (e), 10/20/2034	3,000,000	3,004,077

Mosaic Solar Loan Trust, “B”, Series 2023-1A, 144A, 6.92%, 6/20/2053	1,263,018	1,179,146
Neuberger Berman Loan Advisers CLO 44 Ltd., “CR”, Series 2021-44A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.998% (e), 10/16/2035	550,000	550,773
Octagon 63 Ltd., “A2”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.71%, 6.003% (e), 7/20/2037	1,900,000	1,905,274
Rad CLO 23 Ltd., “A1”, Series 2024-23A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.893% (e), 4/20/2037	3,500,000	3,534,888
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.002% (e), 1/15/2040	1,000,000	1,003,851
RR 37 Ltd., “B”, Series 2025-37A, 144A, 3 mo. USD Term SOFR + 1.7%, 6.004% (e), 4/15/2038 (d)	750,000	750,400
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	400,000	395,808
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	800,000	815,345
Voya CLO Ltd.:
“B”, Series 2021-1A, 144A, 3 mo. USD Term SOFR + 1.912%, 6.214% (e), 7/15/2034	1,800,000	1,800,000
“D1”, Series 2024-7A, 144A, 3 mo. USD Term SOFR + 2.85%, 7.136% (e), 1/20/2038	750,000	771,705
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	400,000	402,680
		35,458,343
Total Asset-Backed (Cost $46,707,131)		46,809,530

Mortgage-Backed Securities Pass-Throughs 3.9%
Federal Home Loan Mortgage Corp., 6.0%, 1/1/2055	3,995,528	4,024,060
Government National Mortgage Association:
5.5%, 2/20/2055 (d)	13,500,000	13,392,148
6.0%, 2/20/2055 (d)	5,500,000	5,543,395
6.5%, 8/20/2034	13,388	14,102
Total Mortgage-Backed Securities Pass-Throughs (Cost $22,875,973)		22,973,705

Commercial Mortgage-Backed Securities 2.8%
20 Times Square Trust, “C”, Series 2018-20TS, 144A, 3.1% (e), 5/15/2035	800,000	678,000
2023-MIC Trust, “B”, Series 2023-MIC, 144A, 9.532% (e), 12/5/2038	2,400,000	2,591,605
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171%, 12/10/2041	1,114,000	1,133,153
Benchmark Mortgage Trust, “A4”, Series 2020-IG3, 144A, 2.437%, 9/15/2048	400,000	334,897
BPR Trust:
“A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	536,000	536,659
“B”, Series 2021-TY, 144A, 1 mo. USD Term SOFR + 1.264%, 5.571% (e), 9/15/2038	600,000	596,256
BX Trust, “D”, Series 2019-OC11, 144A, 3.944% (e), 12/9/2041	700,000	639,172
BXP Trust, “B”, Series 2021-601L, 144A, 2.775% (e), 1/15/2044	750,000	620,494
Citigroup Commercial Mortgage Trust, “A”, Series 2013-375P, 144A, 3.251%, 5/10/2035	759,320	753,150
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	500,000	478,512
Fontainebleau Miami Beach Mortgage Trust, “B”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 1.85%, 6.156% (e), 12/15/2039	563,000	567,222
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 8.101% (e), 1/25/2051	1,098,000	1,120,768
Hudson Yards Mortgage Trust, “C”, Series 2025-SPRL, 144A, 5.952%, 1/13/2040	225,000	227,727
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2021-1MEM, 144A, 2.516%, 10/9/2042	1,000,000	781,919
“A”, Series 2016-NINE, 144A, 2.854%, 9/6/2038	750,000	723,942
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	500,000	461,219
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 5.563% (e), 6/15/2035	1,550,537	1,358,667
JW Commercial Mortgage Trust, “B”, Series 2024-MRCO, 144A, 1 mo. USD Term SOFR + 1.941%, 6.247% (e), 6/15/2039	1,700,000	1,700,531

KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 5.374% (e), 8/15/2038	396,688	392,058
ROCK Trust, “A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	635,000	638,062
Total Commercial Mortgage-Backed Securities (Cost $15,794,470)		16,334,013

Collateralized Mortgage Obligations 5.5%
Chase Home Lending Mortgage Trust, “A4”, Series 2024-4, 144A, 6.0%, 3/25/2055	6,426,067	6,466,331
Federal Home Loan Mortgage Corp.:
“DI”, Series 5011, Interest Only, 2.0%, 7/25/2050	2,872,248	364,155
“MI”, Series 5034, Interest Only, 2.0%, 11/25/2050	1,980,942	264,472
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	1,862,011	1,531,856
“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	92,466	12,463
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 6.0% (e), 12/25/2054	1,456,275	1,469,431
“FG”, Series 2023-53, 30 day USD SOFR Average + 1.9%, 6.251% (e), 11/25/2053	13,965,081	14,149,211
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M1B”, Series 2022-DNA2, 144A, 30 day USD SOFR Average + 2.4%, 6.751% (e), 2/25/2042	1,000,000	1,024,309
“M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.915% (e), 3/25/2049	891,595	909,390
Government National Mortgage Association, “HZ”, Series 2024-43, 5.0%, 3/20/2054	577,802	560,313
JPMorgan Mortgage Trust:
“AM”, Series 2016-3, 144A, 3.244% (e), 10/25/2046	643,744	585,856
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 5.601% (e), 12/25/2054	729,391	729,852
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	1,182,193	1,176,460
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	544,266	545,562
Sequoia Mortgage Trust, “A3”, Series 2024-INV1, 144A, 5.5%, 10/25/2054	1,453,004	1,429,073
Western Alliance Bank, “M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 7.719% (e), 7/25/2059	898,890	946,890
Total Collateralized Mortgage Obligations (Cost $31,902,259)		32,165,624

Government & Agency Obligations 22.7%
Sovereign Bonds 0.6%
Brazilian Government International Bond, 6.0%, 10/20/2033	950,000	910,930
Indonesia Government International Bond, 4.75%, 9/10/2034	1,700,000	1,620,898
Mexico Government International Bond:
6.0%, 5/13/2030	200,000	201,184
6.0%, 5/7/2036	260,000	245,680
6.875%, 5/13/2037	538,000	540,871
		3,519,563
U.S. Treasury Obligations 22.1%
U.S. Treasury Bills, 4.325% (f), 3/20/2025 (g)	20,000,000	19,894,375
U.S. Treasury Floating Rate Notes:
3 mo. Treasury money market yield + 0.182%, 4.422% (e), 7/31/2026	20,000,000	20,034,803
3 mo. Treasury money market yield + 0.245%, 4.485% (e), 1/31/2026 (h)	66,774,500	66,904,908
U.S. Treasury Notes:
4.25%, 6/30/2029	3,207,100	3,197,203
4.875%, 4/30/2026	20,000,000	20,151,562
		130,182,851
Total Government & Agency Obligations (Cost $133,796,354)		133,702,414

Loan Participations and Assignments 0.4%
Senior Loans (e) 0.4%
Hilton Domestic Operating Co., Inc., Term Loan B4, 1 mo. USD Term SOFR + 1.75%, 6.061%, 11/8/2030	1,389,235	1,399,655
TransDigm, Inc., Term Loan J, 3 mo. USD Term SOFR + 2.5%, 6.829%, 2/28/2031	1,038,823	1,043,887
		2,443,542
Total Loan Participations and Assignments (Cost $2,428,883)		2,443,542

	Shares	Value ($)

Exchange-Traded Funds 0.4%
SPDR Blackstone Senior Loan ETF (Cost $2,516,400)	60,000	2,517,600

Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (i) (j) (Cost $11,239,835)	11,239,835	11,239,835

Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 4.41% (i) (Cost $18,460,020)	18,460,020	18,460,020

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $613,150,517)	105.4	620,748,232
Other Assets and Liabilities, Net	(5.4)	(31,675,618)
Net Assets	100.0	589,072,614
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2025 are as follows:
Value ($) at 10/31/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2025	Value ($) at 1/31/2025
Securities Lending Collateral 1.9%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.28% (i) (j)
5,493,504	5,746,331 (k)	—	—	—	9,662	—	11,239,835	11,239,835
Cash Equivalents 3.1%
DWS Central Cash Management Government Fund, 4.41% (i)
74,600,295	48,374,870	104,515,145	—	—	395,394	—	18,460,020	18,460,020
80,093,799	54,121,201	104,515,145	—	—	405,056	—	29,699,855	29,699,855

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2025 amounted to $10,845,569, which is 1.8% of net assets.

(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued or delayed delivery securities included.

(e)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At January 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	At January 31, 2025, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended January 31, 2025.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At January 31, 2025, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/20/2025	29	3,167,737	3,156,469	(11,268)
2 Year U.S. Treasury Note	USD	3/31/2025	693	142,596,563	142,498,125	(98,438)
MSCI Emerging Market Index	USD	3/21/2025	743	40,923,563	40,508,360	(415,203)
MSCI World Index	USD	3/21/2025	1,401	171,864,411	172,827,360	962,949
Russell E-Mini 2000 Index	USD	3/21/2025	99	12,045,284	11,362,230	(683,054)
Total net unrealized depreciation						(245,014)

At January 31, 2025, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
5 Year U.S. Treasury Note	USD	3/31/2025	61	6,530,287	6,489,828	40,459
Ultra 10 Year U.S. Treasury Note	USD	3/20/2025	165	18,671,025	18,376,875	294,150
Ultra Long U.S. Treasury Bond	USD	3/20/2025	18	2,154,138	2,132,438	21,700
Total unrealized appreciation						356,309
At January 31, 2025, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Floating — 1-Day SOFR Annually β	Fixed — 3.967% Annually	5/8/2025/ 5/8/2045	15,325,000	USD	(251,474)	258,310	(509,784)
Floating — 1-Day SOFR Annually β	Fixed — 3.778% Annually	5/8/2025/ 5/10/2055	9,630,000	USD	(261,478)	—	(261,478)
Floating — 1-Day SOFR Semi-Annually β	Fixed — 3.778% Semi-Annually	5/8/2025/ 5/10/2055	2,595,000	USD	(70,461)	(107,303)	36,842
Total net unrealized depreciation							(734,420)

β	1-Day SOFR rate as of January 31, 2025 is 4.380%.

At January 31, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	10,055,059	JPY	1,570,000,000	3/19/2025	117,707	Goldman Sachs & Co.

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	15,030,350	EUR	14,400,000	3/19/2025	(61,506)	Australia and New Zealand Banking Group Ltd.
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,332,942	$—	$—	$11,332,942
Consumer Discretionary	8,030,912	6,917,046	—	14,947,958
Consumer Staples	6,030,634	1,087,547	—	7,118,181
Energy	5,127,216	—	—	5,127,216
Financials	16,581,608	5,495,402	—	22,077,010
Health Care	7,873,140	4,532,637	—	12,405,777
Industrials	8,091,405	5,641,394	—	13,732,799
Information Technology	28,323,351	3,622,970	—	31,946,321
Materials	4,385,531	63,772	—	4,449,303
Real Estate	2,490,422	—	—	2,490,422
Utilities	2,664,078	706,386	—	3,370,464
Preferred Stocks (a)	15,971,005	—	—	15,971,005
Rights	—	—	1,122	1,122
Warrants	—	—	3,573	3,573
Corporate Bonds (a)	—	189,127,856	—	189,127,856
Asset-Backed (a)	—	46,809,530	—	46,809,530
Mortgage-Backed Securities Pass-Throughs	—	22,973,705	—	22,973,705
Commercial Mortgage-Backed Securities	—	16,334,013	—	16,334,013
Collateralized Mortgage Obligations	—	32,165,624	—	32,165,624
Government & Agency Obligations (a)	—	133,702,414	—	133,702,414
Loan Participations and Assignments	—	2,443,542	—	2,443,542
Exchange-Traded Funds	2,517,600	—	—	2,517,600
Short-Term Investments (a)	29,699,855	—	—	29,699,855
Derivatives (b)
Futures Contracts	1,319,258	—	—	1,319,258
Interest Rate Swap Contracts	—	36,842	—	36,842
Forward Foreign Currency Contracts	—	117,707	—	117,707
Total	$150,438,957	$471,778,387	$4,695	$622,222,039

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(1,207,963)	$—	$—	$(1,207,963)
Interest Rate Swap Contracts	—	(771,262)	—	(771,262)
Forward Foreign Currency Contracts	—	(61,506)	—	(61,506)
Total	$(1,207,963)	$(832,768)	$—	$(2,040,731)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH1
R-080548-3 (1/27)